Leases - Summary of Lease Costs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Operating lease costs	$ 163
Short-term lease costs	377
Variable lease costs	14
Total operating lease costs	$ 554